TRADE AND OTHER PAYABLES (Details) - CAD ($)	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Trade payables	$ 140,738	$ 119,013
Accrued liabilities	58,232	31,200
Trade and other payables	$ 198,970	$ 150,213